ORDINARY SHARES (Details)		1 Months Ended							12 Months Ended
	Jun. 10, 2021 USD ($) shares	Dec. 31, 2021 $ / shares shares	Sep. 30, 2021 shares	Aug. 31, 2021 shares	Mar. 31, 2021 shares	Apr. 30, 2019 $ / shares shares	Mar. 31, 2019 USD ($) shares	Nov. 30, 2018 shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2018 shares	Jun. 30, 2018 shares	Jun. 07, 2018 shares
Class Of Stock [Line Items]
Net proceeds received from initial public offering | $										$ 114,765,901
Price per share | $ / shares		$ 0.21							$ 0.21		$ 0.21
Class A ordinary shares
Class Of Stock [Line Items]
Common stock, shares authorized (in shares)		4,662,388,278							4,662,388,278		4,662,388,278
Par value per share (in dollars per share) | $ / shares		$ 0.00001							$ 0.00001
Votes per share (in votes)									one
Common stock, shares issued (in shares)		2,059,987,139							2,059,987,139	1,777,218,449	1,794,357,434	216,546,541	2,480,000
Common stock, shares outstanding (in shares)		2,059,987,139							2,059,987,139	1,777,218,449	1,794,357,434	216,546,541
Number of shares issued in conversion (in shares)						1,210,906,902		180,895,573
Net proceeds received from initial public offering | $							$ 114,765,901
Shares issued during the period (in shares)			36,534,437				237,375,000
ADS issued during period							15,825,000
Conversion ratio						1
Price per share | $ / shares						$ 8.00
Class A ordinary shares | IPO
Class Of Stock [Line Items]
Common stock, shares issued (in shares)														33,170,968
Common stock, shares outstanding (in shares)														33,170,968
Shares issued during the period (in shares)	112,125,000
Consideration received | $	$ 175,400,000
Class A ordinary shares | Private placement
Class Of Stock [Line Items]
Shares issued during the period (in shares)							13,125,000
Class A ordinary shares | Over allotment option
Class Of Stock [Line Items]
Shares issued during the period (in shares)							29,250,000
Class B ordinary shares
Class Of Stock [Line Items]
Common stock, shares authorized (in shares)		337,611,722							337,611,722		337,611,722
Par value per share (in dollars per share) | $ / shares		$ 0.00001							$ 0.00001
Votes per share (in votes)									twenty
Number of Class A Ordinary Shares issued for each share converted									1
Common stock, shares issued (in shares)		222,111,722							222,111,722	337,611,722	337,611,722	337,611,722	107,863,347
Common stock, shares outstanding (in shares)		222,111,722							222,111,722	337,611,722	337,611,722	337,611,722
Number of shares converted		48,000,000		45,000,000	22,500,000
Class B ordinary shares | IPO
Class Of Stock [Line Items]
Common stock, shares issued (in shares)														410,643,948
Common stock, shares outstanding (in shares)														410,643,948
Series Angel, A, B-1, B-2, B-3 and C | IPO
Class Of Stock [Line Items]
Number of shares converted						1,210,906,902
Series C-1 convertible redeemable preferred shares
Class Of Stock [Line Items]
Number of shares issued in conversion (in shares)						18,612,084
Number of shares converted						18,597,738
Price per share | $ / shares						$ 8.00